Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current - Schedule of Accrued Revenue (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Accrued Revenue for 2018	$ (4,861)
Accrued Revenue for 2019	(6,821)
Accrued Revenue for 2020	(1,186)
Total	$ (12,868)